Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 25,000	$ 35,152
Amounts receivable	877	797
Prepaid expenses and other	820	2,009
Derivative assets	775	23
Other assets	319
Inventories	109,832	90,506
Total current assets	137,623	128,487
Restricted cash	25,144	15,019
Reclamation deposit	250	250
Derivative assets		162
Property, plant and equipment	714,480	451,411
Total assets	877,497	595,329
Current liabilities
Accounts payable and accrued liabilities	36,893	41,010
Dunebridge revolving credit facility	0	31,813
Decommissioning and restoration liability	721	2,489
Lease obligations	183	418
Secured notes payable	375,517
Total current liabilities	413,314	75,730
Secured notes payable		374,706
Lease obligations	336	750
Decommissioning and restoration liability	92,392	70,443
Deferred income tax liabilities	20,720
Shareholders' equity:
Share capital	631,717	631,498
Share-based payments reserve	7,469	6,820
Deficit	(289,785)	(565,952)
Accumulated other comprehensive income	1,334	1,334
Total shareholders' equity	350,735	73,700
Total liabilities and shareholders' equity	$ 877,497	$ 595,329